Reportable Segment Information - Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 271,825	$ 383,322	$ 218,365
Cyber and Engineering
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	74,533	74,808	73,225
Analytics
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	153,231	154,085	143,978
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 44,061	$ 154,429	$ 1,162